Annual Fund Operating Expenses - First Trust Dorsey Wright International Focus 5 ETF - First Trust Dorsey Wright International Focus 5 ETF	Feb. 01, 2021
Operating Expenses:
Management Fees	0.30%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.75%
Total Annual Fund Operating Expenses	1.05%